Reinsurance (Balance Sheet Reinsurance Results) (Details) - USD ($) $ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Effects of Reinsurance [Line Items]
Reinsurance recoverables		$ 37,096,562		$ 40,444,196
Policy loans		(505,367)		(1,327,485)
Deferred policy acquisition costs		6,930,425	[1]	7,029,308	[1]	$ 2,493,082	$ 2,433,936	$ 1,855,698
Deferred sales inducements	[1]	(381,504)		(414,619)
Market risk benefits assets	[1]	1,393,237		1,786,565
Other Assets	[1]	1,331,427		1,381,829
Future policy benefits		20,829,033		21,510,749
Market risk benefit liabilities	[1]	5,521,601		9,764,443
Other liabilities	[1]	3,597,373		2,330,689
Impacts of Reinsurance
Effects of Reinsurance [Line Items]
Reinsurance recoverables		37,096,562		40,444,196
Policy loans		(1,011,112)		(156,749)
Deferred policy acquisition costs		3,343,270		2,677,100
Deferred sales inducements		(38,146)		(41,346)
Market risk benefits assets		543,177		1,003,121
Other Assets		1,146,794		1,092,302
Policyholders’ account balances		7,157,639		14,392,479
Future policy benefits		6,320,863		5,823,285
Market risk benefit liabilities		120,916		96,637
Other liabilities		2,891,433		1,708,624
Unaffiliated activity
Effects of Reinsurance [Line Items]
Deferred policy acquisition costs		111,379		0
Market risk benefits assets		64,738		134,311
Other Assets		1,034,000		497,050
Policyholders’ account balances		2,771,961		0
Future policy benefits		0		9
Market risk benefit liabilities		40,731		24,741
Other liabilities		$ 820,185		$ 467,203

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.